Trade receivables	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables
Trade receivables
Trade receivables are non-interest bearing and are generally on 30-90 day payment terms.

	At December 31,
	2015	2016	2017
	(in thousands)
Trade receivables	$16,345	$14,427	$18,754
Unbilled revenue	740	1,624	3,467
Unissued credit notes	—	(138)	(485)
Provisions on trade receivables	(588)	(628)	(810)
Net trade receivables	$16,497	$15,285	$20,926

The movements in the provision for impairment of receivables were as follows:

	December 31,
	2015	2016	2017
	(in thousands)
At January 1,	$1,965	$588	$628
Charge for the year	15	40	182
Utilized amounts	(1,392)	—	—
At year end	$588	$628	$810

As at year end, the aging analysis of trade receivables that were not impaired is as follows:

	Total	Neither past due nor Impaired	Past due but not impaired
			<30 days	30-60 days	60-120 days	>120 days
	(in thousands)
At December 31, 2015	$16,497	$12,589	$3,520	$138	$250	$—
At December 31, 2016	$15,285	$12,995	$412	$374	$1,494	$10
At December 31, 2017	$20,926	$12,746	$4,771	$1,036	$1,673	$700